Fees Summary	Aug. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 119,200,000.00
Previously Paid Amount	0.00
Total Fee Amount	16,461.52
Total Offset Amount	0.00
Net Fee	16,461.52
Narrative - Max Aggregate Offering Price	$ 119,200,000.00
Final Prospectus	true